Description of Business	12 Months Ended
Jan. 31, 2021
Description Of Business
Description of Business
1	Description of business

Naked Brand Group Limited (“the Group or the Company”) is a designer, distributor, wholesaler and retailer of women’s and men’s intimates apparel globally. The Group sells its merchandise through retail and outlet stores in New Zealand and Australia, wholesale operations in New Zealand, Australia, the United States and Europe, and through online channels. The Group operates both licenced and owned brands, including the following:

Licenced brands:

Heidi Klum (terminated on 31 January 2020 with specific details below), Fredericks of Hollywood

Owned brands:

Pleasure State, Davenport, Lovable, Bendon, Fayreform, Naked, VaVoom, Evollove, Hickory

The financial report covers Naked Brand Group Limited and its controlled entities (‘the Group’). Naked Brand Group Limited is a for-profit Group, incorporated and domiciled in Australia.

Events in the prior year the following significant changes occurred, of which there is further disclosure contained within this report:

●	On 28th January 2020, Naked Brand Group Limited agreed to sell all of its rights, title and interest in the trademarks related to the “Naked” and “NKD” brands to Gogogo SRL for a consideration of US $0.6m (note 20).

●	On 31st January 2020, the licence agreement with Heidi Klum was terminated by mutual consent for a fee of US$3.5m which is to be paid in monthly instalments up to and including 30 December 2020. Under the terms of termination, the Group had the right to sell Heidi Klum branded product in the northern hemisphere until 31 July 2020 and the right to sell product in the southern hemisphere until 31 January 2021. As at 31 January 2021, the Group had no outstanding termination fees payable and had inventory of $0.4m which has been fully provided for.

The financial report was authorised for issue by the Directors on May 18, 2021.

Comparatives are consistent with prior years, unless otherwise stated.

The amounts in the financial statements have been rounded to the nearest thousand dollars.